Segment information - Schedule of Segment Revenue, Profit and Significant Segment Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total operating revenues	$ 131,900,000	$ 123,600,000	$ 36,700,000
Less:
Voyage expenses and commissions	(1,600,000)	(1,600,000)	(600,000)
General and administrative expenses	(4,900,000)	(5,000,000.0)	(3,800,000)
Depreciation	(29,200,000)	(26,500,000)	(9,100,000)
Income/(Loss) from equity method investment	(7,000)	11,000
Interest expense, net of amounts capitalized	(51,400,000)	(46,600,000)	(13,600,000)
Other financial (expenses) income, net	(100,000)	0	(300,000)
Income tax (expenses)	0	0	0
Net income attributable to shareholders of Himalaya Shipping Ltd	17,700,000	21,100,000	1,500,000
Reportable Segment
Segment Reporting Information [Line Items]
Total operating revenues	131,900,000	123,600,000	36,700,000
Less:
Crew costs	(15,600,000)	(14,000,000.0)	(4,900,000)
Other vessel operating expenses	(12,400,000)	(9,800,000)	(3,700,000)
Voyage expenses and commissions	(1,600,000)	(1,600,000)	(600,000)
General and administrative expenses	(4,900,000)	(5,000,000.0)	(3,800,000)
Depreciation	(29,200,000)	(26,500,000)	(9,100,000)
Income/(Loss) from equity method investment	0	0	0
Interest income	1,000,000.0	1,000,000.0	800,000
Interest expense, net of amounts capitalized	(51,400,000)	(46,600,000)	(13,600,000)
Other financial (expenses) income, net	(100,000)	0	(300,000)
Income tax (expenses)	0	0	0
Net income attributable to shareholders of Himalaya Shipping Ltd	$ 17,700,000	$ 21,100,000	$ 1,500,000